Revenues	12 Months Ended
Dec. 31, 2022
Revenues
Revenues

15.Revenues

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Online marketing services and others	47,953,779	72,563,402	102,721,924	14,893,279
Transaction services	5,787,415	14,140,449	27,626,494	4,005,465
Merchandise sales	5,750,671	7,246,088	209,171	30,327
	59,491,865	93,949,939	130,557,589	18,929,071

Contract balances

The Group’s contract liabilities comprised of customer advances and deferred revenues and portions of payable to merchants:

	As of
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	US$
Customer advances and deferred revenues	1,166,764	1,389,655	201,481
Payable to merchants	319,329	637,240	92,391

Customer advances and deferred revenues and payable to merchants relate to considerations received in advance for online marketplace services and merchandise sales, for which control of the services occur at a later point in time. During the year ended December 31, 2022, revenues of RMB1,356,566 (US$196,684) were recognized from the carrying value of contract liabilities as of December 31, 2021. During the year ended December 31, 2021, revenues of RMB2,487,806 were recognized from the carrying value of contract liabilities as of December 31, 2020.